Acquisitions - Summary of Final Allocation of Purchase Price to Estimated Fair Values of Net Assets Acquired (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Aug. 27, 2018	Jun. 28, 2018	Dec. 30, 2017
Goodwill	$ 26,277	$ 31,049	$ 32,061			$ 27,169
Key Resources, Inc [Member]
Purchase price				$ 11,537
Less: Net assets acquired				(790)
Intangibles				(7,400)
Goodwill				$ 3,347
Clement May, Limited [Member]
Purchase price					$ 3,543
Less: Net assets acquired					(804)
Intangibles					(1,194)
Goodwill					$ 1,545